UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03334
CALVERT SOCIAL INVESTMENT FUND
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
John H. Streur
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2015

Item 1. Schedule of Investments.

CALVERT BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 60.4%

Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	95,620	9,201,513

Automobiles - 2.0%
Toyota Motor Corp. (ADR)	106,369	13,087,642

Banks - 2.8%
Community Bank of the Bay *	4,000	21,520
Wells Fargo & Co.	341,012	18,537,412
		18,558,932

Biotechnology - 2.8%
Amgen, Inc.	61,851	10,040,273
Gilead Sciences, Inc.	81,775	8,274,812
		18,315,085

Communications Equipment - 2.4%
Cisco Systems, Inc.	576,846	15,664,253

Consumer Finance - 1.4%
Capital One Financial Corp. (a)	123,862	8,940,359

Diversified Financial Services - 1.9%
Moody's Corp.	123,498	12,391,789

Diversified Telecommunication Services - 4.0%
BT Group plc (ADR)	246,008	8,514,337
Verizon Communications, Inc.	377,408	17,443,798
		25,958,135

Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc.	330,234	11,059,537

Food & Staples Retailing - 2.3%
CVS Health Corp.	151,749	14,836,500

Health Care Equipment & Supplies - 1.4%
St. Jude Medical, Inc.	150,460	9,293,914

See notes to Schedule of Investments

Health Care Providers & Services - 1.7%
McKesson Corp.	55,605	10,966,974

Industrial Conglomerates - 2.3%
Danaher Corp.	159,513	14,815,568

Insurance - 7.3%
Allianz SE (ADR)	336,663	5,932,002
American Financial Group, Inc.	186,982	13,477,662
MetLife, Inc.	67,765	3,266,951
Prudential Financial, Inc.	152,644	12,426,748
Travelers Co.'s, Inc. (The)	109,407	12,347,674
		47,451,037

IT Services - 4.0%
DST Systems, Inc.	121,202	13,824,300
Western Union Co. (The)	705,854	12,641,845
		26,466,145

Machinery - 4.7%
Cummins, Inc.	115,737	10,186,013
Deere & Co.	97,657	7,448,300
Dover Corp.	215,009	13,182,202
		30,816,515

Media - 2.2%
Omnicom Group, Inc.	192,288	14,548,510

Multiline Retail - 2.0%
Target Corp.	179,065	13,001,910

Personal Products - 2.1%
Unilever NV, NY Shares	312,856	13,552,922

Pharmaceuticals - 5.6%
Johnson & Johnson	90,703	9,317,012
Merck & Co., Inc.	103,829	5,484,248
Pfizer, Inc.	254,978	8,230,690
Roche Holding AG (ADR)	401,184	13,828,812
		36,860,762

Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	232,236	24,445,161

See notes to Schedule of Investments

Venture Capital - 0.7%
Agraquest, Inc., Contingent Deferred Distribution *(b)(c)	1	67,429
CFBanc Corp. *(b)(c)	27,000	293,347
Consensus Orthopedics, Inc. *(b)(c)	180,877	153
Kickboard *(b)(c)	169,932	33,568
MACH Energy *(b)(c)	20,536	1,637
Neighborhood Bancorp *(b)(c)	10,000	—
Seventh Generation, Inc. *(b)(c)	150,222	4,179,066
Wild Planet Entertainment, Contingent Deferred Distribution *(b)(c)	1	21,841
Wind Harvest Co., Inc. *(b)(c)	8,696	—
		4,597,041

Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. *	15,747	79,522

Total Common Stocks (Cost $386,007,469)		394,909,726

PREFERRED STOCKS - 0.1%

Venture Capital - 0.1%
Consensus Orthopedics, Inc.:
Series A-1 *(b)(c)	420,683	6,333
Series B *(b)(c)	348,940	5,679
Series C *(b)(c)	601,710	16,435
Kickboard *(b)(c)	1,560,476	385,329
LearnZillion, Inc.:
Series A *(b)(c)	169,492	138,865
Series A-1 *(b)(c)	108,678	103,353
Lumni, Inc., Series B *(b)(c)	17,265	123,006
MACH Energy:
Series A *(b)(c)	27,977	9,109
Series B *(b)(c)	26,575	11,047

Total Preferred Stocks (Cost $1,132,579)		799,156

	ADJUSTED BASIS ($)	VALUE ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.2%
Coastal Venture Partners *(b)(c)	57,944	65,849
Commons Capital *(b)(c)	327,358	279,139
First Analysis Private Equity Fund IV *(b)(c)	71,148	539,186
GEEMF Partners LP *(b)(c)(d)	—	44,413
Global Environment Emerging Markets Fund *(b)(c)	—	146,460
Infrastructure and Environmental Private Equity Fund III *(b)(c)	—	15,727

See notes to Schedule of Investments

Labrador Ventures III *(b)(c)	305,585	13,283
New Markets Growth Fund LLC *(b)(c)	225,646	—
Solstice Capital *(b)(c)	7,494	76,877

Total Venture Capital Limited Partnership Interest (Cost $995,175)		1,180,934

	PRINCIPAL AMOUNT ($)	VALUE ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.2%
Kickboard Bridge Note, 8.00%, 6/30/16 (b)(c)	41,000	41,000
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21 (b)(c)	1,000,000	1,060,000

Total Venture Capital Debt Obligations (Cost $1,041,000)		1,101,000

ASSET-BACKED SECURITIES - 7.9%

Asset-Backed - Automobile - 0.7%
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (e)	217,096	217,434
2.39%, 11/12/19 (e)	316,282	316,683
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	18,474	18,471
Capital Automotive REIT, 3.66%, 10/15/44 (e)	1,000,000	1,004,733
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	750,000	753,842
Ford Credit Auto Owner Trust/Ford Credit, 2.41%, 11/15/25 (e)	400,000	399,628
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (e)	971,488	969,997
5.43%, 12/15/23 (e)	600,000	589,800
		4,270,588

Asset-Backed - Other - 7.1%
ALM XII Ltd., 2.667%, 4/16/27 (e)(f)	1,000,000	997,000
American Homes 4 Rent:
2.851%, 6/17/31 (e)(f)	1,000,000	958,424
3.786%, 10/17/36 (e)	1,275,204	1,283,059
4.691%, 10/17/45 (e)	500,000	486,136
Apidos CLO XXI:
2.977%, 7/18/27 (e)(f)	800,000	766,000
3.827%, 7/18/27 (e)(f)	300,000	273,600
CAL Funding II Ltd.:
3.47%, 10/25/27 (e)	170,833	168,240
3.35%, 3/27/28 (e)	1,232,500	1,196,113

See notes to Schedule of Investments

CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (e)(f)	1,000,000	990,261
Citi Held For Asset Issuance:
4.00%, 3/15/22 (e)	1,100,000	1,081,190
4.45%, 5/16/22 (e)	750,000	742,725
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	1,555,093	1,546,203
CLI Funding V LLC, 3.29%, 6/18/29 (e)	673,983	651,706
Conn's Receivables Funding LLC, 4.565%, 9/15/20 (e)	980,202	972,851
Dell Equipment Finance Trust, 1.80%, 6/22/20 (e)	850,000	849,533
Driven Brands Funding LLC, 5.216%, 7/20/45 (e)	1,000,000	970,756
Dryden 40 Senior Loan Fund, 4.062%, 8/15/28 (e)(f)	500,000	461,250
Element Rail Leasing I LLC:
2.299%, 4/19/44 (e)	223,543	219,959
3.668%, 4/19/44 (e)	600,000	601,825
4.406%, 4/19/44 (e)	700,000	713,923
Element Rail Leasing II LLC, 3.585%, 2/19/45 (e)	1,100,000	1,092,698
FRS I LLC, 3.08%, 4/15/43 (e)	775,319	764,240
GLC Trust, 3.00%, 7/15/21 (e)	337,317	336,406
GMAT Trust, 4.25%, 9/25/20 (e)(f)	666,696	663,896
Invitation Homes Trust:
1.768%, 12/17/30 (e)(f)	100,000	97,148
2.268%, 12/17/30 (e)(f)	800,000	772,722
3.501%, 6/17/32 (e)(f)	1,800,000	1,722,606
3.101%, 8/17/32	400,000	393,648
Magnetite VI Ltd.:
3.112%, 9/15/23 (e)(f)	700,000	681,800
4.112%, 9/15/23 (e)(f)	400,000	390,120
MVW Owner Trust, 2.15%, 4/22/30 (e)	218,040	214,370
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (e)(f)	400,000	394,240
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (e)	1,990,000	1,983,134
2.57%, 7/18/25 (e)	700,000	691,797
RenewFund Receivables Trust, 3.51%, 4/15/25 (e)	670,544	663,369
RMAT LLC:
2015-1, 4.09%, 7/27/20 (e)(f)	797,926	792,340
2015-NPL1, 3.75%, 5/25/55 (e)(f)	501,411	498,804
SBA Tower Trust, 3.869%, 10/15/49 (e)(f)	1,000,000	988,053
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (e)(f)	1,140,262	1,127,249
Sierra Timeshare Receivables Funding LLC:
2.70%, 10/20/30 (e)	179,391	179,086
2.40%, 6/20/31 (e)	687,552	684,250
2.80%, 10/20/31 (e)	267,248	267,148
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (e)	842,891	890,532
Series II LLC, 4.59%, 4/20/44 (e)	550,760	541,837

See notes to Schedule of Investments

Series III LLC, 4.02%, 7/20/44 (e)	865,190	822,276
Series III LLC, 5.44%, 7/20/44 (e)	1,925,282	1,963,787
Springleaf Funding Trust, 3.62%, 11/15/24 (e)	600,000	593,529
STORE Master Funding LLC, 4.21%, 4/20/44 (e)	1,091,292	1,106,352
Sunrun Callisto Issuer LLC, 5.38%, 7/20/45 (e)	590,667	564,867
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (e)	378,970	373,480
TAL Advantage V LLC:
2.83%, 2/22/38 (e)	387,000	384,756
3.55%, 11/20/38 (e)	475,000	469,884
4.625%, 11/20/38 (e)	1,820,833	1,817,010
3.51%, 2/22/39 (e)	857,500	844,307
3.97%, 5/20/39 (e)	168,333	166,372
Tricon American Homes Series 2015-SFR1 Trust, 3.817%, 5/17/32 (e)(f)	200,000	186,286
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (e)	447,867	444,957
VML LLC, 3.875%, 4/27/54 (e)(f)	425,734	423,451
VOLT XXX LLC, 3.625%, 10/25/57 (e)(f)	887,299	884,402
VOLT XXXVIII LLC, 3.875%, 9/25/45 (e)(f)	481,658	476,549
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45	1,296,750	1,265,254
4.08%, 6/15/45	897,750	890,354
		46,440,120

Asset-Backed - Student Loan - 0.1%
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (e)	897,663	890,053

Total Asset-Backed Securities (Cost $52,217,045)		51,600,761

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.7%
Bellemeade Re Ltd., 4.722%, 7/25/25 (e)(f)	500,000	494,600
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.022%, 5/25/24 (f)	1,200,000	1,053,859
CAS 2014-C03 2M2, 3.322%, 7/25/24 (f)	700,000	638,791
CAS 2014-C03 1M2, 3.422%, 7/25/24 (f)	600,000	544,055
CAS 2015-C04 1M2, 6.122%, 4/25/28 (f)	1,600,000	1,630,001
LSTAR Securities Investment Trust, 2.244%, 5/1/20 (e)(f)	451,011	441,675

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $5,002,220)		4,802,981

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%
CDGJ Commercial Mortgage Trust, 2.181%, 12/15/27 (e)(f)	800,000	792,725

See notes to Schedule of Investments

Citigroup Commercial Mortgage Trust, 3.731%, 9/15/17 (e)(f)	600,000	591,074
COMM Mortgage Trust:
2.651%, 6/11/27 (e)(f)	800,000	784,531
2.276%, 6/8/30 (e)(f)	950,000	948,944
3.431%, 6/15/34 (e)(f)	500,000	492,749
EQTY INNS Mortgage Trust, 3.726%, 5/8/31 (e)(f)	1,100,000	1,089,772
Extended Stay America Trust:
3.604%, 12/5/31	820,000	820,792
3.902%, 12/5/31 (e)	300,000	300,193
5.053%, 12/5/31 (e)(f)	550,000	550,725
GS Mortgage Securities Trust, 3.79%, 1/10/31 (e)	400,000	384,555
Hilton USA Trust:
3.019%, 11/5/30 (e)(f)	312,816	312,843
Class CFX, 3.714%, 11/5/30	400,000	400,297
4.453%, 11/5/30 (e)(f)	700,000	699,724
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (e)	550,000	565,026
3.805%, 6/10/27 (e)(f)	400,000	402,449
3.931%, 6/15/29 (e)(f)	1,200,000	1,178,533
Morgan Stanley Capital I Trust Series 2014-CPT:
Class F, 3.446%, 7/13/29 (e)(f)	410,000	382,838
Class G, 3.446%, 7/13/29 (e)(f)	280,000	260,171
Motel 6 Trust, 5.279%, 2/5/30 (e)	1,700,000	1,640,656
ORES NPL LLC:
6.00%, 3/27/24 (e)	600,000	597,550
3.081%, 9/25/25 (e)	46,181	46,125
PFP III Ltd., 1.515%, 6/14/31 (e)(f)	133,537	132,827
WFLD Mortgage Trust, 3.755%, 8/10/31 (e)(f)	850,000	843,540
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (e)	330,000	254,475

Total Commercial Mortgage-Backed Securities (Cost $14,624,013)		14,473,114

CORPORATE BONDS - 16.3%

Basic Materials - 0.3%
Methanex Corp.:
3.25%, 12/15/19	600,000	572,582
5.65%, 12/1/44	1,190,000	963,674
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	500,000	465,429
		2,001,685

Communications - 2.8%
Amazon.com, Inc., 3.80%, 12/5/24	600,000	624,156

See notes to Schedule of Investments

America Movil SAB de CV, 1.502%, 9/12/16 (f)	500,000	499,993
CBS Corp., 3.50%, 1/15/25	600,000	571,999
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	600,000	600,660
Cisco Systems, Inc., 5.50%, 1/15/40	250,000	293,185
Comcast Corp., 3.375%, 8/15/25	900,000	911,135
Crown Castle Towers LLC:
3.663%, 5/15/25 (e)	450,000	436,708
3.222%, 5/15/42 (e)	250,000	246,665
Embarq Corp., 7.082%, 6/1/16	1,000,000	1,015,600
Frontier Communications Corp.:
10.50%, 9/15/22 (e)	1,030,000	1,026,137
11.00%, 9/15/25 (e)	350,000	346,500
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	500,000	499,688
NBCUniversal Media LLC, 4.45%, 1/15/43	500,000	489,878
Rogers Communications, Inc., 5.00%, 3/15/44	600,000	604,055
Sprint Communications, Inc., 6.00%, 12/1/16	1,000,000	998,125
Telefonica Emisiones SAU:
3.992%, 2/16/16	600,000	601,651
3.192%, 4/27/18	600,000	611,641
Thomson Reuters Corp.:
3.85%, 9/29/24	300,000	293,999
5.65%, 11/23/43	300,000	313,667
Time Warner Cable, Inc., 4.00%, 9/1/21	400,000	403,892
Time Warner, Inc.:
4.05%, 12/15/23	400,000	408,127
5.375%, 10/15/41	500,000	511,513
4.90%, 6/15/42	500,000	470,041
Verizon Communications, Inc.:
3.50%, 11/1/24	1,800,000	1,777,860
4.862%, 8/21/46	2,800,000	2,650,833
Viacom, Inc.:
3.875%, 4/1/24	700,000	655,930
5.25%, 4/1/44	500,000	412,550
		18,276,188

Consumer, Cyclical - 2.4%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (e)	892,803	937,443
5.60%, 1/15/22 (e)	174,643	178,136
Continental Airlines Pass Through Trust, 6.903%, 10/19/23	584,379	603,371
CVS Health Corp.:
3.875%, 7/20/25	500,000	510,290
4.875%, 7/20/35	200,000	206,498
5.125%, 7/20/45	550,000	579,387

See notes to Schedule of Investments

CVS Pass-Through Trust, 6.036%, 12/10/28	958,378	1,052,478
Delta Air Lines Pass Through Trust, 6.20%, 1/2/20	286,571	306,989
Ford Motor Co., 4.75%, 1/15/43	250,000	235,658
Ford Motor Credit Co. LLC:
2.145%, 1/9/18	250,000	249,075
1.264%, 11/4/19 (f)	600,000	582,764
3.157%, 8/4/20	310,000	308,914
3.219%, 1/9/22	700,000	685,126
4.134%, 8/4/25	350,000	348,745
Home Depot, Inc. (The):
2.70%, 4/1/23	600,000	595,441
4.20%, 4/1/43	600,000	601,046
Hyundai Capital America, 3.00%, 10/30/20 (e)	300,000	298,568
Johnson Controls, Inc., 4.625%, 7/2/44	250,000	211,873
Kohl's Corp., 4.25%, 7/17/25	350,000	341,302
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (e)	480,000	441,600
Nissan Motor Acceptance Corp.:
2.65%, 9/26/18 (e)	500,000	506,286
2.35%, 3/4/19 (e)	650,000	647,591
TJX Cos., Inc. (The):
2.75%, 6/15/21	600,000	608,924
2.50%, 5/15/23	600,000	578,794
United Airlines Pass Through Trust:
5.375%, 2/15/23	818,675	845,281
4.75%, 10/11/23	361,795	361,343
US Airways Pass Through Trust, 5.375%, 5/15/23	280,706	280,706
Virgin Australia Trust:
6.00%, 4/23/22 (e)	680,038	690,238
5.00%, 4/23/25 (e)	352,706	364,169
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	825,000	800,389
Whirlpool Corp.:
3.70%, 3/1/23	500,000	503,146
3.70%, 5/1/25	500,000	495,090
		15,956,661

Consumer, Non-cyclical - 2.1%
Amgen, Inc.:
3.625%, 5/22/24	75,000	74,972
5.15%, 11/15/41	800,000	812,187
4.40%, 5/1/45	200,000	185,304
AstraZeneca plc:
3.375%, 11/16/25	600,000	595,655
4.375%, 11/16/45	350,000	350,709
Becton Dickinson and Co., 3.125%, 11/8/21	250,000	252,101

See notes to Schedule of Investments

Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	200,000	200,887
Experian Finance plc, 2.375%, 6/15/17 (e)	600,000	596,952
General Mills, Inc., 3.15%, 12/15/21	1,500,000	1,501,119
Gilead Sciences, Inc., 3.70%, 4/1/24	500,000	512,160
GlaxoSmithKline Capital, Inc., 2.80%, 3/18/23	600,000	598,254
Grupo Bimbo SAB de CV:
3.875%, 6/27/24 (e)	500,000	485,944
4.875%, 6/27/44 (e)	500,000	437,533
Kraft Heinz Foods Co., 5.20%, 7/15/45 (e)	575,000	600,822
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	400,000	424,000
Life Technologies Corp., 6.00%, 3/1/20	500,000	554,277
Massachusetts Institute of Technology, 3.959%, 7/1/38	300,000	307,587
Mead Johnson Nutrition Co., 4.125%, 11/15/25	600,000	604,511
MEDNAX, Inc., 5.25%, 12/1/23 (e)	600,000	603,000
Merck & Co., Inc.:
2.75%, 2/10/25	500,000	486,754
3.70%, 2/10/45	250,000	230,863
PepsiCo, Inc.:
2.75%, 3/5/22	300,000	300,737
2.75%, 3/1/23	300,000	298,798
Perrigo Co. plc, 5.30%, 11/15/43	300,000	288,916
Perrigo Finance plc, 3.50%, 12/15/21	600,000	583,193
Post Holdings, Inc., 6.75%, 12/1/21 (e)	550,000	561,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	400,000	416,000
SUPERVALU, Inc., 6.75%, 6/1/21	650,000	588,250
Whole Foods Market, Inc., 5.20%, 12/3/25 (e)	600,000	599,112
		14,051,597

Energy - 0.3%
Enterprise Products Operating LLC:
4.85%, 8/15/42	200,000	159,897
4.85%, 3/15/44	300,000	242,889
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (f)	1,250,000	1,268,750
		1,671,536

Financial - 6.7%
Alliance Mortgage Investments, Inc., 12.61%, 6/1/20 *(b)(f)(g)	385,345	8,709
American Tower Corp.:
3.45%, 9/15/21	600,000	602,941
4.00%, 6/1/25	300,000	294,884
Bank of America Corp.:
1.482%, 4/1/19 (f)	300,000	298,679
2.625%, 10/19/20	1,975,000	1,950,156
4.20%, 8/26/24	500,000	496,089

See notes to Schedule of Investments

6.10%, 3/17/25 floating rate thereafter to 12/29/49 (f)	300,000	304,125
3.95%, 4/21/25	1,000,000	973,769
3.875%, 8/1/25	2,200,000	2,233,282
4.25%, 10/22/26	435,000	430,578
Bank of America NA:
5.30%, 3/15/17	1,200,000	1,248,330
0.812%, 6/15/17 (f)	1,500,000	1,487,917
Capital One Bank:
2.25%, 2/13/19	400,000	398,242
3.375%, 2/15/23	1,200,000	1,174,292
Capital One Financial Corp., 4.20%, 10/29/25	575,000	567,727
Capital One NA, 2.35%, 8/17/18	650,000	651,221
CIT Group, Inc.:
5.00%, 5/15/17	700,000	721,000
5.25%, 3/15/18	1,975,000	2,039,187
Citigroup, Inc.:
2.50%, 9/26/18	1,600,000	1,613,896
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (f)	330,000	328,969
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (f)	340,000	346,800
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (f)	480,000	471,600
4.40%, 6/10/25	1,200,000	1,212,010
4.45%, 9/29/27	1,635,000	1,624,175
Credit Acceptance Corp.:
6.125%, 2/15/21	400,000	392,000
7.375%, 3/15/23 (e)	600,000	597,000
DDR Corp.:
4.75%, 4/15/18	500,000	523,034
3.625%, 2/1/25	600,000	566,176
Discover Financial Services:
3.85%, 11/21/22	750,000	743,158
3.95%, 11/6/24	300,000	295,727
Doric Nimrod Air Alpha Pass Through Trust, 6.125%, 11/30/21 (e)	280,535	284,743
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 5.125%, 11/30/24 (e)	322,523	329,946
ERP Operating LP, 4.625%, 12/15/21	300,000	325,584
First Horizon National Corp., 3.50%, 12/15/20	280,000	277,568
Huntington National Bank (The), 2.20%, 11/6/18	350,000	349,033
ING Bank NV, 2.00%, 11/26/18 (e)	900,000	896,300
JPMorgan Chase & Co.:
2.75%, 6/23/20	1,350,000	1,356,016
2.55%, 10/29/20	350,000	347,063
6.00%, 8/1/23 floating rate thereafter to 12/29/49 (f)	550,000	549,232
3.625%, 5/13/24	1,700,000	1,725,192
3.875%, 9/10/24	900,000	895,270
3.90%, 7/15/25	1,900,000	1,957,992

See notes to Schedule of Investments

4.25%, 10/1/27	550,000	548,686
Morgan Stanley:
2.375%, 7/23/19	1,500,000	1,494,973
2.80%, 6/16/20	2,200,000	2,206,996
4.00%, 7/23/25	725,000	746,586
5.00%, 11/24/25	1,300,000	1,380,012
3.95%, 4/23/27	300,000	291,174
PNC Bank NA, 2.70%, 11/1/22	1,000,000	972,637
Prudential Financial, Inc.:
3.50%, 5/15/24	500,000	502,077
4.60%, 5/15/44	300,000	298,517
US Bancorp, 2.95%, 7/15/22	500,000	497,121
Vornado Realty LP, 2.50%, 6/30/19	700,000	689,388
		43,517,779

Government - 0.1%
North American Development Bank, 2.40%, 10/26/22	600,000	593,543

Industrial - 1.2%
Canadian National Railway Co., 1.45%, 12/15/16	150,000	150,295
Eaton Corp.:
1.50%, 11/2/17	500,000	496,844
2.75%, 11/2/22	600,000	580,585
Illinois Tool Works, Inc., 3.90%, 9/1/42	300,000	284,422
Masco Corp.:
4.45%, 4/1/25	200,000	196,000
6.50%, 8/15/32	350,000	353,500
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (e)	350,000	345,065
3.375%, 2/1/22 (e)	1,000,000	970,987
Pentair Finance SA:
1.875%, 9/15/17	1,200,000	1,186,969
3.625%, 9/15/20	600,000	599,408
SBA Tower Trust, 3.722%, 4/15/48 (e)	1,100,000	1,080,362
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	300,000	320,555
Tyco Electronics Group SA:
2.35%, 8/1/19	300,000	298,994
3.45%, 8/1/24	300,000	298,622
United Parcel Service, Inc., 2.45%, 10/1/22	500,000	494,584
		7,657,192

Technology - 0.4%
Apple, Inc., 3.45%, 2/9/45	430,000	370,212
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	600,000	604,666

See notes to Schedule of Investments

Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (e)	370,000	369,794
Intel Corp.:
3.70%, 7/29/25	300,000	310,306
4.90%, 7/29/45	300,000	317,089
Microsoft Corp., 3.125%, 11/3/25	350,000	351,857
		2,323,924

Utilities - 0.0%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	300,000	325,268

Total Corporate Bonds (Cost $107,529,325)		106,375,373

FLOATING RATE LOANS(h) - 0.4%

Consumer, Cyclical - 0.4%
Albertson's Holdings LLC:
5.00%, 8/25/19 (f)	481,250	475,836
5.50%, 8/25/21 (f)	1,192,741	1,181,477
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (f)	461,097	439,771
Varsity Brands, Inc., 5.00%, 12/11/21 (f)	498,741	493,129

Total Floating Rate Loans (Cost $2,626,845)		2,590,213

HIGH SOCIAL IMPACT INVESTMENTS - 0.8%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(c)(f)	4,266,666	4,164,778
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(f)	393,000	363,525
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(f)	506,000	462,990

Total High Social Impact Investments (Cost $5,165,666)		4,991,293

MUNICIPAL OBLIGATIONS - 0.7%

California - 0.1%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	800,000	963,736

Connecticut - 0.1%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	400,000	461,160

New York - 0.5%
New York City GO Bonds, 5.206%, 10/1/31	1,275,000	1,434,745

See notes to Schedule of Investments

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	1,000,000	1,207,280
New York State Dormitory Authority Revenue Bonds, 5.289%, 3/15/33	500,000	583,480
		3,225,505

Total Municipal Obligations (Cost $4,691,765)		4,650,401

SOVEREIGN GOVERNMENT BOND - 0.1%
Nacional Financiera SNC, 3.375%, 11/5/20 (e)	935,000	926,001

Total Sovereign Government Bonds (Cost $933,384)		926,001

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
Overseas Private Investment Corp., 3.22%, 9/15/29	900,000	906,623

Total U.S. Government Agencies and Instrumentalities (Cost $900,000)		906,623

U.S. TREASURY OBLIGATIONS - 4.9%
United States Treasury Bond, 2.875%, 8/15/45	8,416,000	8,173,712
United States Treasury Notes:
0.875%, 11/30/17	3,024,000	3,015,258
1.25%, 12/15/18	4,664,000	4,654,163
1.625%, 11/30/20	5,206,000	5,175,087
2.00%, 11/30/22	1,441,000	1,433,119
2.25%, 11/15/25	9,417,000	9,396,028

Total U.S. Treasury Obligations (Cost $31,918,975)		31,847,367

	SHARES
EXCHANGE-TRADED PRODUCTS - 0.1%
SPDR Barclays High Yield Bond ETF	18,000	610,380

Total Exchange-Traded Products (Cost $688,468)		610,380

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 4.7%
State Street Bank Time Deposit, 0.278%, 1/4/16	30,707,883	30,707,883

See notes to Schedule of Investments

Total Time Deposit (Cost $30,707,883)	30,707,883

TOTAL INVESTMENTS (Cost $646,181,812) - 99.8%	652,473,206
Other assets and liabilities, net - 0.2%	1,012,492
NET ASSETS - 100.0%	$653,485,698

* Non-income producing security.
(a) 2,500 shares of Capital One Financial Corp. held by the Balanced Portfolio have been soft segregated in order to cover outstanding commitments to certain limit partnership investments within the Portfolio. There are no restrictions on the trading of this security.

(b) This security was valued under the direction of the Board of Trustees. See Note A.
(c) Restricted securities represent 1.9% of the net assets of the Portfolio.
(d) Affiliated company.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(g) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
ADR:	American Depositary Receipts
CLO:	Collateralized Loan Obligations
ETF:	Exchange-Traded Fund
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Agraquest, Inc., Contingent Deferred Distribution	8/14/12	—
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,266,666
CFBanc Corp.	3/14/03	270,000
Coastal Venture Partners LP	6/7/96-6/22/00	57,944
Commons Capital LP	2/15/01-12/27/11	327,358
Consensus Orthopedics, Inc., Common Stock	8/19/05 – 2/10/06	504,331
Consensus Orthopedics, Inc., Series A-1, Preferred	2/10/06	4,331
Consensus Orthopedics, Inc., Series B, Preferred	2/10/06	139,576
Consensus Orthopedics, Inc., Series C, Preferred	2/10/06	120,342
First Analysis Private Equity Fund IV	2/25/02-7/6/11	71,148
GEEMF Partners LP	2/28/97	—
Global Environment Emerging Markets Fund LP	1/14/94-12/1/95	—
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	393,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	506,000
Infrastructure and Environmental Private Equity Fund III	4/16/97-2/12/01	—
Kickboard, Common Stock	5/23/13	—
Kickboard, Series A, Preferred	2/12/13-6/19/14	385,328
Kickboard Bridge Note, 8.00%, 6/30/16	9/16/15	41,000
Labrador Ventures III	8/11/98-4/2/01	305,585
LearnZillion, Inc., Series A, Preferred	3/27/12	100,000
LearnZillion, Inc., Series A-1, Preferred	4/23/13	134,761
Lumni, Inc., Series B, Preferred	8/8/13	116,367
MACH Energy, Common Stock	10/31/08	889
MACH Energy, Series A, Preferred	5/31/02-10/31/08	11,426
MACH Energy, Series B, Preferred	12/20/05	20,447
Neighborhood Bancorp	6/25/97	100,000
New Markets Growth Fund LLC LP	1/8/03-7/18/07	225,646
Rose Smart Growth Investment Fund I LP, 6.545%, 4/1/21	4/10/06	1,000,000
Seventh Generation, Inc.	4/12/00-5/6/03	201,755
Solstice Capital	6/26/01-6/17/08	7,494
Wild Planet Entertainment, Contingent Deferred Distribution	5/14/14	316,724
Wind Harvest Co., Inc.	5/16/94	100,000

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
2 Year U.S. Treasury Notes	19	3/16	$4,127,453	$6,605)
Ultra U.S. Treasury Bonds	34	3/16	5,395,375	31,552
Total Long				$24,947
Short:
10 Year U.S. Treasury Notes	(116)	3/16	(14,605,125)	$54,177

See notes to Schedule of Investments

CALVERT BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
ASSET-BACKED SECURITIES - 25.5%

Asset-Backed - Automobile - 1.2%
American Credit Acceptance Receivables Trust:
2.84%, 5/15/19 (a)	782,741	783,961
2.39%, 11/12/19 (a)	1,146,523	1,147,977
Capital Automotive REIT, 3.66%, 10/15/44 (a)	3,350,000	3,365,856
Skopos Auto Receivables Trust:
3.55%, 2/15/20 (a)	1,942,975	1,939,993
3.10%, 12/15/23 (a)	589,803	587,166
5.43%, 12/15/23 (a)	2,000,000	1,966,000
		9,790,953

Asset-Backed - Other - 23.8%
ALM XII Ltd., 2.667%, 4/16/27 (a)(b)	3,500,000	3,489,500
American Homes 4 Rent:
2.851%, 6/17/31 (a)(b)	3,500,000	3,354,484
3.786%, 10/17/36 (a)	4,316,074	4,342,662
Apidos CLO XXI:
2.977%, 7/18/27 (a)(b)	2,800,000	2,681,000
3.827%, 7/18/27 (a)(b)	1,300,000	1,185,600
CAL Funding II Ltd., 3.35%, 3/27/28 (a)	3,625,000	3,517,979
CAM Mortgage LLC 2015-1, 4.75%, 7/15/64 (a)(b)	5,000,000	4,951,306
Citi Held For Asset Issuance:
4.00%, 3/15/22 (a)	4,000,000	3,931,600
4.45%, 5/16/22 (a)	2,500,000	2,475,750
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (a)	5,177,250	5,147,654
CLI Funding V LLC, 3.29%, 6/18/29 (a)	2,358,942	2,280,971
Dell Equipment Finance Trust, 1.80%, 6/22/20 (a)	3,000,000	2,998,352
Driven Brands Funding LLC, 5.216%, 7/20/45 (a)	3,700,000	3,591,796
Dryden 40 Senior Loan Fund, 4.062%, 8/15/28 (a)(b)	1,750,000	1,614,375
Element Rail Leasing I LLC:
2.299%, 4/19/44 (a)	819,656	806,517
3.668%, 4/19/44 (a)	1,900,000	1,905,779
4.406%, 4/19/44 (a)	2,200,000	2,243,758
Element Rail Leasing II LLC, 3.585%, 2/19/45 (a)	3,983,000	3,956,562
FRS I LLC:
3.08%, 4/15/43 (a)	3,561,621	3,510,729
3.96%, 4/15/43 (a)	3,987,186	3,960,131
GCAT LLC, 3.625%, 5/26/20 (a)(b)	3,102,125	3,073,404
GLC II Trust, 4.00%, 12/18/20 (a)	2,625,683	2,626,471

See notes to Schedule of Investments

GLC Trust, 3.00%, 7/15/21 (a)	1,138,444	1,135,370
GMAT Trust, 4.25%, 9/25/20 (a)(b)	1,904,846	1,896,845
Invitation Homes Trust:
1.768%, 12/17/30 (a)(b)	300,000	291,444
2.268%, 12/17/30 (a)(b)	3,000,000	2,897,707
3.068%, 12/17/30 (a)(b)	2,400,000	2,270,884
3.501%, 6/17/32 (a)(b)	5,450,000	5,215,669
4.051%, 6/17/32 (a)(b)	3,650,000	3,459,446
3.176%, 8/17/32 (a)(b)	1,400,000	1,377,768
Madison Park Funding XVII Ltd., 3.179%, 7/21/27 (a)(b)	2,000,000	1,948,000
Magnetite VI Ltd.:
3.112%, 9/15/23 (a)(b)	2,000,000	1,948,000
4.112%, 9/15/23 (a)(b)	2,400,000	2,340,720
MVW Owner Trust, 2.15%, 4/22/30 (a)	770,097	757,138
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (a)	287,857	287,663
Oak Hill Advisors Residential Loan Trust, 4.00%, 4/25/54 (a)(b)	1,200,000	1,182,719
OneMain Financial Issuance Trust:
2.43%, 6/18/24 (a)	8,800,000	8,769,637
2.57%, 7/18/25 (a)	2,400,000	2,371,874
Oxford Finance Funding Trust, 3.475%, 12/15/22 (a)	2,400,000	2,376,480
RenewFund Receivables Trust, 3.51%, 4/15/25 (a)	2,514,540	2,487,635
RMAT LLC:
2015-1, 4.09%, 7/27/20 (a)(b)	1,408,105	1,398,248
2015-NPL1, 3.75%, 5/25/55 (a)(b)	1,671,370	1,662,679
SBA Tower Trust, 3.869%, 10/15/49 (a)(b)	3,300,000	3,260,576
Selene Non-Performing Loans LLC, 2.981%, 5/25/54 (a)(b)	4,561,046	4,508,996
Sierra Timeshare Receivables Funding LLC:
2.66%, 8/20/29 (a)	847,780	846,321
2.70%, 10/20/30 (a)	619,713	618,661
2.40%, 6/20/31 (a)	2,154,328	2,143,982
2.80%, 10/20/31 (a)	3,623,886	3,622,525
SolarCity LMC:
Series I LLC, 4.80%, 11/20/38 (a)	3,371,565	3,562,129
Series III LLC, 4.02%, 7/20/44 (a)	3,076,230	2,923,649
Series III LLC, 5.44%, 7/20/44 (a)	6,257,165	6,382,309
Spirit Master Funding LLC, 4.629%, 1/20/45 (a)	5,000,000	5,030,000
SpringCastle America Funding LLC, 5.59%, 10/25/33 (a)	900,000	907,416
Springleaf Funding Trust, 3.62%, 11/15/24 (a)	2,100,000	2,077,352
Stewart Park CLO Ltd. 2015-1, 3.221%, 4/15/26 (a)(b)	3,000,000	2,919,000
STORE Master Funding LLC, 4.21%, 4/20/44 (a)	3,869,125	3,922,519
SVO VOI Mortgage LLC, 2.00%, 9/20/29 (a)	2,160,127	2,128,836
SWAY Residential Trust, 1.651%, 1/17/32 (a)(b)	4,956,497	4,861,626
TAL Advantage V LLC:
3.55%, 11/20/38 (a)	1,662,500	1,644,595

See notes to Schedule of Investments

3.51%, 2/22/39 (a)	3,103,333	3,055,585
3.97%, 5/20/39 (a)	589,167	582,303
3.27%, 11/21/39 (a)	2,140,000	2,103,157
4.15%, 11/21/39 (a)	891,667	885,543
Tricon American Homes Series 2015-SFR1 Trust, 3.817%, 5/17/32 (a)(b)	600,000	558,857
Trinity Rail Leasing LP, 3.525%, 1/15/43 (a)	4,000,000	3,958,800
US Residential Opportunity Fund III Trust, 3.721%, 1/27/35 (a)	1,866,110	1,853,986
VML LLC, 3.875%, 4/27/54 (a)(b)	1,348,159	1,340,927
VOLT XXX LLC, 3.625%, 10/25/57 (a)(b)	2,928,087	2,918,527
Wendys Funding LLC, 2015-1:
3.371%, 6/15/45 (a)(b)	4,688,250	4,574,379
4.08%, 6/15/45 (a)(b)	3,640,875	3,610,882
		190,525,744

Asset-Backed - Student Loan - 0.5%
SLM Private Education Loan Trust, 3.00%, 5/16/44 (a)	2,000,000	1,936,203
SoFi Professional Loan Program LLC, 2.55%, 8/27/29 (a)	2,526,756	2,505,332
		4,441,535

Total Asset-Backed Securities (Cost $206,969,294)		204,758,232

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 2.0%
Bellemeade Re Ltd., 4.722%, 7/25/25 (a)(b)	1,500,000	1,483,800
Fannie Mae Connecticut Avenue Securities:
CAS 2014-C02 1M2, 3.022%, 5/25/24 (b)	4,200,000	3,688,505
CAS 2014-C03 2M2, 3.322%, 7/25/24 (b)	2,600,000	2,372,651
CAS 2014-C03 1M2, 3.422%, 7/25/24 (b)	2,700,000	2,448,248
CAS 2015-C04 1M2, 6.122%, 4/25/28 (b)	2,900,000	2,954,376
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.872%, 11/25/23 (b)	1,144,964	1,144,964
LSTAR Securities Investment Trust, 2.244%, 5/1/20 (a)(b)	1,804,046	1,766,702

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $16,580,868)		15,859,246

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.9%
Bear Stearns Commercial Mortgage Securities Trust, 3.231%, 5/15/32 (a)(b)	1,100,000	1,079,425
BWAY Mortgage Trust, 2.809%, 3/10/33	2,000,000	1,988,829
CDGJ Commercial Mortgage Trust, 2.181%, 12/15/27 (a)(b)	2,800,000	2,774,536
Citigroup Commercial Mortgage Trust, 3.731%, 9/15/17 (a)(b)	2,900,000	2,856,858
COMM Mortgage Trust:
2.651%, 6/11/27 (a)(b)	2,700,000	2,647,793

See notes to Schedule of Investments

2.276%, 6/8/30 (a)(b)	3,500,000	3,496,109
EQTY INNS Mortgage Trust, 3.726%, 5/8/31 (a)(b)	3,600,000	3,566,528
Extended Stay America Trust:
3.604%, 12/5/31 (a)	5,000,000	5,004,827
5.053%, 12/5/31 (a)(b)	5,300,000	5,306,988
GRACE Mortgage Trust, 3.59%, 6/10/28 (a)(b)	400,000	381,940
GS Mortgage Securities Trust, 3.79%, 1/10/31 (a)	1,400,000	1,345,942
Hilton USA Trust:
3.714%, 11/5/30 (a)	1,200,000	1,200,890
4.453%, 11/5/30 (a)(b)	3,700,000	3,698,542
JP Morgan Chase Commercial Mortgage Securities Trust:
3.771%, 6/10/27 (a)	1,750,000	1,797,810
3.805%, 6/10/27 (a)(b)	1,200,000	1,207,346
3.931%, 6/15/29 (a)(b)	3,000,000	2,946,334
Morgan Stanley Capital I Trust Series 2014-CPT, 3.446%, 7/13/29 (a)(b)	960,000	892,014
Motel 6 Trust:
3.644%, 2/5/30 (a)	3,000,000	2,967,792
5.279%, 2/5/30 (a)	4,300,000	4,149,896
ORES NPL LLC:
6.00%, 3/27/24 (a)	2,000,000	1,991,833
3.081%, 9/25/25 (a)	184,722	184,500
PFP III Ltd., 1.515%, 6/14/31 (a)(b)	467,380	464,895
WFLD Mortgage Trust, 3.755%, 8/10/31 (a)(b)	2,700,000	2,679,480
WFRBS Commercial Mortgage Trust, 3.497%, 8/15/47 (a)	980,000	755,715

Total Commercial Mortgage-Backed Securities (Cost $56,127,454)		55,386,822

CORPORATE BONDS - 45.0%

Basic Materials - 1.0%
Methanex Corp.:
3.25%, 12/15/19	1,000,000	954,303
5.65%, 12/1/44	4,900,000	3,968,069
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	3,000,000	2,792,577
		7,714,949

Communications - 7.6%
Amazon.com, Inc., 3.80%, 12/5/24	2,000,000	2,080,520
America Movil SAB de CV, 4.375%, 7/16/42	1,000,000	883,254
CBS Corp., 3.50%, 1/15/25	2,100,000	2,001,995
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.849%, 4/15/23	1,000,000	981,415
Cisco Systems, Inc., 5.50%, 1/15/40	500,000	586,370
Comcast Corp., 3.375%, 8/15/25	3,450,000	3,492,683

See notes to Schedule of Investments

Crown Castle Towers LLC:
3.663%, 5/15/25 (a)	1,500,000	1,455,694
5.495%, 1/15/37 (a)	3,000,000	3,041,186
3.222%, 5/15/42 (a)	900,000	887,994
Embarq Corp., 7.082%, 6/1/16	4,000,000	4,062,400
Frontier Communications Corp.:
10.50%, 9/15/22 (a)	4,625,000	4,607,656
11.00%, 9/15/25 (a)	1,350,000	1,336,500
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	1,700,000	1,698,939
NBCUniversal Media LLC, 4.45%, 1/15/43	1,700,000	1,665,585
Rogers Communications, Inc., 5.00%, 3/15/44	2,000,000	2,013,516
Sprint Communications, Inc., 6.00%, 12/1/16	2,000,000	1,996,250
Telefonica Emisiones SAU, 3.192%, 4/27/18	2,000,000	2,038,804
Thomson Reuters Corp.:
3.85%, 9/29/24	500,000	489,998
5.65%, 11/23/43	500,000	522,778
Time Warner Cable, Inc., 4.00%, 9/1/21	1,725,000	1,741,786
Time Warner, Inc.:
4.05%, 12/15/23	1,000,000	1,020,317
3.60%, 7/15/25	1,000,000	973,479
5.375%, 10/15/41	2,650,000	2,711,022
5.35%, 12/15/43	1,000,000	998,555
4.85%, 7/15/45	1,000,000	952,249
Verizon Communications, Inc.:
3.50%, 11/1/24	6,450,000	6,370,665
4.862%, 8/21/46	8,000,000	7,573,808
Viacom, Inc.:
3.875%, 4/1/24	750,000	702,782
4.50%, 2/27/42	1,500,000	1,124,815
Vodafone Group plc, 4.375%, 2/19/43	1,200,000	989,176
		61,002,191

Consumer, Cyclical - 6.4%
American Airlines Pass Through Trust:
7.00%, 7/31/19 (a)	3,262,424	3,425,545
5.60%, 1/15/22 (a)	523,928	534,406
Continental Airlines Pass Through Trust, 6.903%, 10/19/23	2,191,421	2,262,642
CVS Health Corp.:
3.875%, 7/20/25	1,780,000	1,816,632
4.875%, 7/20/35	740,000	764,043
5.125%, 7/20/45	1,810,000	1,906,710
CVS Pass-Through Trust, 6.036%, 12/10/28	2,211,641	2,428,796
Ford Motor Co., 4.75%, 1/15/43	850,000	801,236
Ford Motor Credit Co. LLC:

See notes to Schedule of Investments

2.145%, 1/9/18	650,000	647,596
3.157%, 8/4/20	1,870,000	1,863,448
3.219%, 1/9/22	2,500,000	2,446,880
4.134%, 8/4/25	1,280,000	1,275,411
Home Depot, Inc. (The):
2.70%, 4/1/23	2,000,000	1,984,804
4.20%, 4/1/43	2,000,000	2,003,486
Hyundai Capital America, 3.00%, 10/30/20 (a)	800,000	796,182
Johnson Controls, Inc., 4.625%, 7/2/44	900,000	762,742
Kohl's Corp., 4.25%, 7/17/25	1,165,000	1,136,048
Latam Airlines 2015-1 Pass-Through Trust B, 4.50%, 8/15/25 (a)	1,700,000	1,564,000
Nissan Motor Acceptance Corp., 2.65%, 9/26/18 (a)	2,000,000	2,025,142
TJX Cos., Inc. (The):
2.75%, 6/15/21	2,000,000	2,029,748
2.50%, 5/15/23	2,000,000	1,929,314
United Airlines Pass Through Trust:
5.375%, 2/15/23	3,010,903	3,108,757
4.75%, 10/11/23	1,351,972	1,350,282
Virgin Australia Trust:
6.00%, 4/23/22 (a)	3,383,187	3,433,935
5.00%, 4/23/25 (a)	1,263,863	1,304,939
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24	2,800,000	2,716,470
Whirlpool Corp.:
3.70%, 3/1/23	2,100,000	2,113,213
3.70%, 5/1/25	1,700,000	1,683,306
5.15%, 3/1/43	1,000,000	983,245
		51,098,958

Consumer, Non-cyclical - 5.6%
American National Red Cross (The), 5.567%, 11/15/17	1,500,000	1,596,765
Amgen, Inc.:
3.625%, 5/22/24	350,000	349,869
3.125%, 5/1/25	1,000,000	949,969
5.15%, 11/15/41	900,000	913,711
4.40%, 5/1/45	500,000	463,261
AstraZeneca plc:
3.375%, 11/16/25	2,175,000	2,159,249
4.375%, 11/16/45	1,325,000	1,327,686
Becton Dickinson and Co., 3.125%, 11/8/21	1,475,000	1,487,396
Dr Pepper Snapple Group, Inc.:
2.00%, 1/15/20	1,000,000	977,160
3.20%, 11/15/21	1,000,000	1,004,437
2.70%, 11/15/22	1,000,000	961,346
Gilead Sciences, Inc., 3.70%, 4/1/24	1,200,000	1,229,183

See notes to Schedule of Investments

GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23	1,000,000	997,090
4.20%, 3/18/43	1,000,000	1,009,396
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (a)	3,000,000	3,074,229
3.875%, 6/27/24 (a)	1,200,000	1,166,266
4.875%, 6/27/44 (a)	1,200,000	1,050,078
Harland Clarke Holdings Corp., 9.75%, 8/1/18 (a)	2,000,000	1,850,000
Kraft Heinz Foods Co., 5.20%, 7/15/45 (a)	2,125,000	2,220,429
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (a)	1,200,000	1,272,000
Life Technologies Corp., 6.00%, 3/1/20	1,900,000	2,106,253
Massachusetts Institute of Technology, 3.959%, 7/1/38	875,000	897,128
Mead Johnson Nutrition Co., 4.125%, 11/15/25	1,700,000	1,712,782
MEDNAX, Inc., 5.25%, 12/1/23 (a)	1,300,000	1,306,500
Merck & Co., Inc.:
2.75%, 2/10/25	1,250,000	1,216,885
3.70%, 2/10/45	1,200,000	1,108,140
PepsiCo, Inc.:
2.75%, 3/5/22	1,000,000	1,002,456
2.75%, 3/1/23	500,000	497,996
Perrigo Finance plc, 3.90%, 12/15/24	1,000,000	964,852
Post Holdings, Inc., 6.75%, 12/1/21 (a)	1,850,000	1,887,000
President and Fellows of Harvard College, 3.619%, 10/1/37	1,000,000	974,031
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (a)	1,000,000	1,040,000
SUPERVALU, Inc., 6.75%, 6/1/21	2,250,000	2,036,250
Whole Foods Market, Inc., 5.20%, 12/3/25 (a)	1,750,000	1,747,410
		44,557,203

Energy - 1.2%
Enterprise Products Operating LLC:
4.85%, 8/15/42	1,300,000	1,039,333
7.034%, 1/15/18 floating rate thereafter to 1/15/68 (b)	8,505,000	8,632,575
		9,671,908

Financial - 19.1%
Air Lease Corp., 4.50%, 1/15/16	4,882,000	4,882,122
Alliance Mortgage Investments, Inc., 12.61%, 6/1/20 *(b)(c)(d)	481,681	10,886
American Tower Corp.:
3.45%, 9/15/21	2,650,000	2,662,990
4.70%, 3/15/22	1,500,000	1,576,539
4.00%, 6/1/25	1,350,000	1,326,980
Bank of America Corp.:
5.70%, 5/2/17	2,400,000	2,502,902
2.625%, 10/19/20	6,550,000	6,467,608

See notes to Schedule of Investments

4.20%, 8/26/24	1,550,000	1,537,876
6.10%, 3/17/25 floating rate thereafter to 12/29/49 (b)	1,100,000	1,115,125
3.95%, 4/21/25	6,000,000	5,842,614
3.875%, 8/1/25	7,600,000	7,714,973
4.25%, 10/22/26	3,170,000	3,137,774
Bank of America NA, 5.30%, 3/15/17	3,900,000	4,057,072
Capital One Bank:
2.25%, 2/13/19	1,000,000	995,605
3.375%, 2/15/23	4,000,000	3,914,308
Capital One Financial Corp., 4.20%, 10/29/25	2,100,000	2,073,437
Capital One NA, 2.35%, 8/17/18	2,360,000	2,364,434
CIT Group, Inc., 5.25%, 3/15/18	875,000	903,438
Citigroup, Inc.:
2.50%, 9/26/18	5,200,000	5,245,162
5.95%, 8/15/20 floating rate thereafter to 12/29/49 (b)	1,200,000	1,196,250
6.125%, 11/15/20 floating rate thereafter to 12/29/49 (b)	1,050,000	1,071,000
5.90%, 2/15/23 floating rate thereafter to 12/29/49 (b)	1,720,000	1,689,900
4.40%, 6/10/25	5,400,000	5,454,043
4.45%, 9/29/27	6,330,000	6,288,089
Credit Acceptance Corp.:
6.125%, 2/15/21	1,580,000	1,548,400
7.375%, 3/15/23 (a)	2,500,000	2,487,500
DDR Corp.:
4.75%, 4/15/18	3,000,000	3,138,201
3.625%, 2/1/25	3,100,000	2,925,241
Discover Bank, 8.70%, 11/18/19	948,000	1,121,514
Discover Financial Services:
3.85%, 11/21/22	2,435,000	2,412,786
3.95%, 11/6/24	1,500,000	1,478,637
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, 6.50%, 5/30/21 (a)	486,668	490,394
ERP Operating LP, 4.625%, 12/15/21	1,300,000	1,410,865
First Horizon National Corp., 3.50%, 12/15/20	780,000	773,226
Huntington National Bank (The), 2.20%, 11/6/18	1,175,000	1,171,752
ING Bank NV, 2.00%, 11/26/18 (a)	3,150,000	3,137,050
JPMorgan Chase & Co.:
2.75%, 6/23/20	5,600,000	5,624,954
2.55%, 10/29/20	1,250,000	1,239,511
6.00%, 8/1/23 floating rate thereafter to 12/29/49 (b)	2,100,000	2,097,068
3.625%, 5/13/24	5,800,000	5,885,950
3.875%, 9/10/24	2,500,000	2,486,860
3.90%, 7/15/25	4,800,000	4,946,506
4.25%, 10/1/27	2,100,000	2,094,981
Morgan Stanley:
6.25%, 8/28/17	3,500,000	3,747,531

See notes to Schedule of Investments

2.375%, 7/23/19	4,400,000	4,385,256
2.80%, 6/16/20	3,500,000	3,511,130
4.00%, 7/23/25	1,855,000	1,910,231
5.00%, 11/24/25	6,700,000	7,112,372
3.95%, 4/23/27	1,100,000	1,067,637
PNC Bank NA:
2.70%, 11/1/22	4,000,000	3,890,548
3.80%, 7/25/23	1,000,000	1,031,329
Prudential Financial, Inc.:
3.50%, 5/15/24	1,200,000	1,204,985
4.60%, 5/15/44	1,000,000	995,055
US Bancorp, 2.95%, 7/15/22	1,200,000	1,193,090
Vornado Realty LP, 2.50%, 6/30/19	2,400,000	2,363,616
		152,915,303

Government - 0.3%
North American Development Bank, 2.40%, 10/26/22	2,750,000	2,720,407

Industrial - 2.8%
Eaton Corp.:
2.75%, 11/2/22	1,400,000	1,354,699
4.15%, 11/2/42	500,000	461,063
Illinois Tool Works, Inc., 3.90%, 9/1/42	1,000,000	948,073
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.30%, 4/1/21 (a)	1,250,000	1,232,375
3.375%, 2/1/22 (a)	2,000,000	1,941,974
4.25%, 1/17/23 (a)	3,000,000	3,018,579
Pentair Finance SA:
1.875%, 9/15/17	4,100,000	4,055,478
3.625%, 9/15/20	2,160,000	2,157,870
SBA Tower Trust, 3.722%, 4/15/48 (a)	4,150,000	4,075,910
Thermo Fisher Scientific, Inc.:
4.15%, 2/1/24	800,000	830,945
5.30%, 2/1/44	500,000	534,257
Tyco Electronics Group SA:
2.35%, 8/1/19	500,000	498,324
3.50%, 2/3/22	1,000,000	1,018,157
3.45%, 8/1/24	500,000	497,703
		22,625,407

Technology - 0.8%
Apple, Inc., 3.45%, 2/9/45	1,050,000	904,006
Dun & Bradstreet Corp. (The), 3.25%, 12/1/17	800,000	806,222
Hewlett Packard Enterprise Co., 2.85%, 10/5/18 (a)	1,350,000	1,349,247

See notes to Schedule of Investments

Intel Corp.:
3.70%, 7/29/25	900,000	930,919
4.90%, 7/29/45	900,000	951,266
Microsoft Corp., 3.125%, 11/3/25	1,300,000	1,306,896
		6,248,556

Utilities - 0.2%
Consolidated Edison Co. of New York, Inc., 4.45%, 6/15/20	1,675,000	1,816,080

Total Corporate Bonds (Cost $362,089,752)		360,370,962

FLOATING RATE LOANS(e) - 1.2%

Consumer, Cyclical - 1.2%
Albertson's Holdings LLC:
5.125%, 8/25/19 (b)	1,443,750	1,427,508
5.50%, 8/25/21 (b)	4,772,209	4,727,140
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (b)	1,844,386	1,759,083
Varsity Brands, Inc., 5.00%, 12/11/21 (b)	1,745,592	1,725,954

Total Floating Rate Loans (Cost $9,793,366)		9,639,685

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (b)(c)(f)	3,087,392	3,078,161
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (b)(c)(f)	490,000	453,250
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (b)(c)(f)	631,000	577,365

Total High Social Impact Investments (Cost $4,208,392)		4,108,776

MUNICIPAL OBLIGATIONS - 3.0%

California - 0.9%
Los Angeles California Unified School District GO Bonds, 5.75%, 7/1/34	3,750,000	4,517,512
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	1,490,000	1,264,176
Santa Clara Valley California Transportation Authority Revenue Bonds, 5.876%, 4/1/32	880,000	1,054,671
		6,836,359

Connecticut - 0.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	3,800,000	4,381,020

District of Columbia - 0.4%

See notes to Schedule of Investments

Georgetown University Washington DC Revenue Bonds, Series B, 7.22%, 4/1/19	2,990,000	3,281,734

Maryland - 0.4%
Maryland State Transportation Authority Revenue Bonds, 5.604%, 7/1/30	3,000,000	3,501,750

Massachusetts - 0.1%
Commonwealth of Massachusetts GO Bonds, 5.456%, 12/1/39	750,000	904,110

New York - 0.7%
New York City GO Bonds, 5.206%, 10/1/31	1,030,000	1,159,049
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, 5.767%, 8/1/36	3,540,000	4,273,771
		5,432,820

Total Municipal Obligations (Cost $23,193,980)		24,337,793

SOVEREIGN GOVERNMENT BOND - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	3,450,000	3,416,794

Total Sovereign Government Bonds (Cost $3,444,037)		3,416,794

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.4%
Overseas Private Investment Corp., 3.22%, 9/15/29	2,850,000	2,870,973

Total U.S. Government Agencies and Instrumentalities (Cost $2,850,000)		2,870,973

U.S. TREASURY OBLIGATIONS - 11.4%
United States Treasury Bonds, 2.875%, 8/15/45	41,912,000	40,705,396
United States Treasury Notes:
0.875%, 11/30/17	15,743,000	15,697,487
1.25%, 12/15/18	1,545,000	1,541,742
1.625%, 11/30/20	9,001,000	8,947,552
2.00%, 11/30/22	2,626,000	2,611,638
2.25%, 11/15/25	21,681,000	21,632,716

Total U.S. Treasury Obligations (Cost $91,354,195)		91,136,531

	SHARES
COMMON STOCKS - 0.1%

See notes to Schedule of Investments

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	88,599	447,425

Total Common Stocks (Cost $1,373,284)	447,425

PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 2.8%
State Street Bank Time Deposit, 0.278%, 1/4/16	22,686,596	22,686,596

Total Time Deposit (Cost $22,686,596)	22,686,596

TOTAL INVESTMENTS (Cost $800,671,218) - 99.2%	795,019,835
Other assets and liabilities, net - 0.8%	6,241,475
NET ASSETS - 100.0%	$801,261,310

* Non-income producing security.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.
(c) This security was valued under the direction of the Board of Trustees. See Note A.
(d) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(e) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2015. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(f) Restricted securities represent 0.5% of the net assets of the Portfolio.

Abbreviations:
CLO:	Collateralized Loan Obligations
GO:	General Obligation
LLC:	Limited Liability Corporation
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company
PO:	Pension Obligation
REIT:	Real Estate Investment Trust

See notes to Schedule of Investments

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	7/1/14	3,087,392
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20	11/13/15	490,000
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20	11/13/15	631,000

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short:
10 Year U.S. Treasury Notes	(171)	3/16	($21,529,969)	$78,304

See notes to Schedule of Investments

CALVERT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 97.6%

Banks - 2.4%
Wells Fargo & Co.	947,410	51,501,208

Beverages - 4.3%
Coca-Cola Co. (The)	1,281,304	55,044,820
PepsiCo, Inc.	368,778	36,848,298
		91,893,118

Biotechnology - 4.7%
Biogen, Inc. *	192,584	58,998,108
Gilead Sciences, Inc.	406,703	41,154,277
		100,152,385

Chemicals - 3.7%
Ecolab, Inc.	530,767	60,709,130
Marrone Bio Innovations, Inc. *	255,843	281,427
Praxair, Inc.	169,461	17,352,806
		78,343,363

Communications Equipment - 1.0%
QUALCOMM, Inc.	411,057	20,546,684

Consumer Finance - 2.5%
American Express Co.	759,206	52,802,777

Electronic Equipment & Instruments - 2.4%
Amphenol Corp., Class A	978,138	51,088,148

Energy Equipment & Services - 1.7%
Cameron International Corp. *	581,375	36,742,900

Food & Staples Retailing - 6.2%
CVS Health Corp.	979,305	95,746,650
Whole Foods Market, Inc.	1,076,333	36,057,155
		131,803,805

Food Products - 2.0%
Hershey Co. (The)	480,203	42,867,722

Health Care Providers & Services - 3.6%
Cigna Corp.	303,462	44,405,595

See notes to Schedule of Investments

Express Scripts Holding Co. *	371,991	32,515,733
		76,921,328

Health Care Technology - 1.2%
Cerner Corp. *	430,415	25,898,071

Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	539,843	32,406,775

Industrial Conglomerates - 5.0%
3M Co.	321,500	48,430,760
Danaher Corp.	635,130	58,990,874
		107,421,634

Insurance - 1.6%
Aon plc	367,312	33,869,839

Internet & Catalog Retail - 2.5%
Priceline Group, Inc. (The) *	41,269	52,615,912

Internet Software & Services - 6.6%
Alphabet, Inc., Class C *	136,142	103,315,441
Facebook, Inc., Class A *	362,768	37,967,299
		141,282,740

IT Services - 8.1%
Accenture plc, Class A	293,844	30,706,698
Cognizant Technology Solutions Corp., Class A *	366,532	21,999,251
MasterCard, Inc., Class A	238,489	23,219,289
Visa, Inc., Class A	1,232,967	95,616,591
		171,541,829

Life Sciences - Tools & Services - 2.6%
Thermo Fisher Scientific, Inc.	384,218	54,501,323

Machinery - 2.2%
IDEX Corp.	621,941	47,646,900

Media - 5.6%
AMC Networks, Inc., Class A *	219,506	16,392,708
Comcast Corp., Class A	891,507	50,307,740
Walt Disney Co. (The)	493,142	51,819,361
		118,519,809

See notes to Schedule of Investments

Multiline Retail - 1.9%
Dollar General Corp.	325,688	23,407,197
Nordstrom, Inc.	322,447	16,061,085
		39,468,282

Personal Products - 1.7%
Estee Lauder Co.'s, Inc. (The), Class A	401,968	35,397,302

Pharmaceuticals - 6.8%
Bristol-Myers Squibb Co.	914,677	62,920,631
Novartis AG (ADR)	342,192	29,442,200
Perrigo Co. plc	364,698	52,771,800
		145,134,631

Semiconductors & Semiconductor Equipment - 2.1%
Texas Instruments, Inc.	825,944	45,269,991

Software - 1.7%
Check Point Software Technologies Ltd. *	438,814	35,710,683

Specialty Retail - 5.1%
Lowe's Co.'s, Inc.	926,181	70,426,803
Ross Stores, Inc.	689,504	37,102,210
		107,529,013

Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	832,348	87,612,951
EMC Corp.	1,212,708	31,142,341
		118,755,292

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc., Class B	401,618	25,101,125

Venture Capital - 0.1%
20/20 Gene Systems, Inc. *(a)(b)	73,397	35,965
Digital Directions International, Inc. *(a)(b)(c)	354,389	123,965
Excent Corp. *(a)(b)	600,745	224,913
Ivy Capital (Proprietary) Ltd. *(a)(b)	19	613,400
Napo Pharmaceuticals, Inc. *(a)(b)	294,196	97,085

See notes to Schedule of Investments

Village Laundry Services, Inc. *(a)(b)	9,444	—
		1,095,328

Total Common Stocks (Cost $1,483,321,527)		2,073,829,917

PREFERRED STOCKS - 0.2%

Venture Capital - 0.2%
Global Resource Options, Inc., Series A *(a)(b)(c)	750,000	501,876
Global Resource Options, Inc., Series B *(a)(b)(c)	244,371	420,464
Global Resource Options, Inc., Series C *(a)(b)(c)	297,823	515,124
Global Resource Options, Inc., Series D *(a)(b)(c)	228,138	2,161,642
Graduation Alliance, Inc., Series C *(a)(b)	3,225,598	265,354
Graduation Alliance, Inc., Series D *(a)(b)	477,597	119,512
Immunology Partners, Inc., Series C-1 *(a)(b)	2,542,915	18,395
New Day Farms, Inc., Series B *(a)(b)(c)	4,547,804	—
Orteq Bioengineering Ltd., Series A *(a)(b)	74,910	—
PresenceLearning, Inc., Series A *(a)(b)	600,000	396,000
PresenceLearning, Inc., Series A-2 *(a)(b)	195,285	134,747
PresenceLearning, Inc., Series B *(a)(b)	399,719	311,781
Shangri La Farms, Series A *(a)(b)(c)	66,667	100,000
Sword Diagnostics, Series B *(a)(b)	1,264,108	—

Total Preferred Stocks (Cost $6,939,924)		4,944,895

WARRANT - 0%

Venture Capital - 0.0%
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18) *(a)(b)	625,721	5,984
Total Warrants (Cost $—)		5,984

	ADJUSTED BASIS ($)
VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.6%
Accion Frontier Inclusion Fund LP *(a)(b)	65,275	42,581
Adobe Capital Social Mezzanine LP *(a)(b)	251,489	178,438
Africa Renewable Energy Fund LP *(a)(b)	344,664	298,217
Arborview Capital Partners LP *(a)(b)	645,847	475,202
Blackstone Clean Technology Partners LP *(a)(b)	446,829	153,328
China Environment Fund 2004 LP *(a)(b)	—	86,846
China Environment Fund III LP *(a)(b)	744,448	513,650
Coastal Ventures III LP *(a)(b)(c)	240,110	229,057
Core Innovations Capital I LP *(a)(b)	826,119	1,060,629

See notes to Schedule of Investments

DBL Equity Fund - BAEF Il LP *(a)(b)	866,865	956,558
DBL Partners III LP *(a)(b)	228,749	201,900
First Analysis Private Equity Fund V LP *(a)(b)	466,314	575,089
Ignia Fund I LP *(a)(b)	989,718	702,238
Impact Ventures II LP *(a)(b)	755,080	641,299
LeapFrog Financial Inclusion Fund LP *(a)(b)	441,938	662,404
Mainstream Brazil Impact Investing Fund LP *(a)(b)	20,045	—
New Markets Education Partners LP *(a)(b)	638,132	691,173
New Markets Venture Partners II LP *(a)(b)	94,002	370,047
Owl Ventures LP *(a)(b)	180,000	189,412
Renewable Energy Asia Fund LP *(a)(b)	1,747,526	1,931,305
SEAF India International Growth Fund LP *(a)(b)	219,003	64,483
SJF Ventures II LP, Preferred *(a)(b)	162,281	793,361
SJF Ventures III LP *(a)(b)	342,348	477,379
Westly Capital Partners Fund II *(a)(b)	743,433	655,717

Total Venture Capital Limited Partnership Interest (Cost $11,460,215)		11,950,313

	PRINCIPAL AMOUNT ($)
VENTURE CAPITAL DEBT OBLIGATIONS - 0.1%
Excent Corp., Note, 7.00%, 9/30/19 (a)(b)	250,000	213,966
Graduation Alliance, Inc., Bridge Note, 8.00%, 6/30/16 (a)(b)	45,719	45,719
New Day Farms, Inc., Participation Interest Note, 9.00%, 12/31/16 *(a)(b)(c)(d)(e)	6,225	—
One Earth Group Ltd., Convertible Note II, 5.00%, 12/31/16 (a)(b)(d)	200,000	66,667
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/16 (a)(b)(d)	100,000	33,333
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17 (a)(b)	131,225	—
Quantum Intech, 14.00%, 3/31/19 (a)(b)	35,032	26,274
SEAF Global SME Facility:
9.00%, 3/16/16 (a)(b)(d)	1,500,000	1,350,000
9.00%, 3/31/16 (a)(b)	450,000	450,000
9.00%, 5/5/16 (a)(b)(d)	1,000,000	—
9.00%, 6/14/16 (a)(b)	400,000	143,427
9.00%, 7/12/16 (a)(b)	650,000	650,000

Total Venture Capital Debt Obligations (Cost $4,838,596)		2,979,386

HIGH SOCIAL IMPACT INVESTMENTS - 0.6%
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17 (a)(b)(f)	10,833,877	10,801,484
ImpactAssets Global Sustainable Agriculture Notes, 0.00%, 11/3/20 (a)(b)(f)	1,344,000	1,243,200
ImpactAssets Microfinance Plus Notes, 0.00%, 11/3/20 (a)(b)(f)	1,728,000	1,581,120

See notes to Schedule of Investments

Total High Social Impact Investments (Cost $13,905,877)		13,625,804

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 2.5%
State Street Bank Time Deposit, 0.278%, 1/4/16	51,867,277	51,867,277

Total Time Deposit (Cost $51,867,277)		51,867,277

TOTAL INVESTMENTS (Cost $1,572,333,416) - 101.6%		2,159,203,576
Other assets and liabilities, net - (1.6)%		(34,884,920)
NET ASSETS - 100.0%		$2,124,318,656

* Non-income producing security.
(a) Restricted securities represent 1.6% of the net assets of the Portfolio.
(b) This security was valued under the direction of the Board of Trustees. See Note A.
(c) Affiliated company.
(d) This security is not accruing interest.
(e) Security is in default for both principal and interest.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate in effect on December 31, 2015.

Abbreviations:
ADR:	American Depositary Receipts
LP:	Limited Partnership
Ltd.:	Limited
plc:	Public Limited Company

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
20/20 Gene Systems, Inc.	8/1/08 – 8/27/13	166,889
Accion Frontier Inclusion Fund LP	11/12/15 – 12/29/15	65,275
Adobe Capital Social Mezzanine LP	2/8/13 – 11/30/15	251,489
Africa Renewable Energy Fund LP	4/7/14 – 7/2/15	344,664
Arborview Capital Partners LP	11/13/12 – 11/3/15	645,847
Blackstone Clean Technology Partners LP	7/29/10 – 6/25/15	446,829
Calvert Social Investment Foundation Notes, 0.50%, 1/1/17	1/1/14	10,833,877
China Environment Fund 2004 LP	9/15/05 – 4/1/09	—
China Environment Fund III LP	1/24/08 – 4/19/13	744,448

See notes to Schedule of Investments

Coastal Ventures III LP	7/30/12 – 2/25/15	240,110
Core Innovations Capital I LP	1/6/11 – 12/15/15	826,119
DBL Equity Fund - BAEF Il LP	3/30/11 – 7/8/15	866,865
DBL Partners III LP	1/16/15 – 11/23/15	228,749
Digital Directions International, Inc.	7/2/08 – 7/15/09	683,778
Excent Corp.	9/28/12	250,000
Excent Corp., Note, 7.00%, 9/30/19	9/28/12	250,000
First Analysis Private Equity Fund V LP	6/7/13 – 9/28/15	466,314
Global Resource Options, Inc., Series A, Preferred	9/18/06	750,000
Global Resource Options, Inc., Series B, Preferred	12/5/07	750,000
Global Resource Options, Inc., Series C, Preferred	2/13/09	1,000,000
Global Resource Options, Inc., Series D, Preferred	12/30/10 – 5/24/11	700,178
Graduation Alliance, Inc., Bridge Note	11/9/15	45,719
Graduation Alliance, Inc., Series C, Preferred	3/27/13 – 8/20/13	500,000
Graduation Alliance, Inc., Series D, Convertible Preferred	4/29/15	83,288
Graduation Alliance, Inc., Preferred Warrants (strike price $0.16/share, expires 8/20/18)	9/13/13	—
Ignia Fund I LP	1/28/10 – 12/8/15	989,718
Immunology Partners, Inc., Series C-1, Preferred	11/30/06	305,942
Impact Ventures II LP	9/8/10 – 8/24/15	755,080
ImpactAssets Global Sustainable Agriculture Notes, 0.0%, 11/3/20	11/13/15	1,344,000
ImpactAssets Microfinance Plus Notes, 0.0%, 11/3/20	11/13/15	1,728,000
Ivy Capital (Proprietary) Ltd.	9/12/12 – 5/14/14	557,010
LeapFrog Financial Inclusion Fund LP	1/20/10 – 8/12/15	441,938
Mainstream Brazil Impact Investing Fund LP	12/12/14 – 12/3/15	20,045
Napo Pharmaceuticals, Inc.	2/21/07 – 9/23/09	419,720
New Day Farms, Inc., Participation Interest Note, 9.00%, 12/31/16	11/25/09	6,225
New Day Farms, Inc., Series B, Preferred	3/12/09	500,000
New Markets Education Partners LP	9/27/11 – 10/13/15	638,132
New Markets Venture Partners II LP	7/21/08 – 10/13/15	94,002
One Earth Group Ltd., Convertible Note, 5.00%, 12/31/16	12/21/12	100,000
One Earth Group Ltd., Convertible Note II, 5.00%, 12/31/16	5/15/13	200,000
Orteq Bioengineering Ltd., Note, 12.00%, 7/31/17	7/22/13	201,621
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
Owl Ventures LP	7/10/14 – 10/9/15	180,000
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
Quantum Intech, 14.00%, 3/31/19	10/5/10 – 12/30/13	35,031
Renewable Energy Asia Fund LP	9/29/10 – 5/22/15	1,747,526
SEAF Global SME Facility, 9.00%, 3/31/16	3/29/11	450,000
SEAF Global SME Facility, 9.00%, 3/16/16	12/16/09	1,500,000
SEAF Global SME Facility, 9.00%, 5/5/16	11/6/15	1,000,000
SEAF Global SME Facility, 9.00%, 6/14/16	6/13/11	400,000

See notes to Schedule of Investments

SEAF Global SME Facility, 9.00%, 7/12/16	7/11/11	650,000
SEAF India International Growth Fund LP	3/22/05 – 5/24/10	219,003
Shangri La Farms, Series A, Preferred	2/1/13	200,000
SJF Ventures II LP, Preferred	2/14/06 – 11/20/12	162,281
SJF Ventures III LP	2/6/12 – 3/13/15	342,348
Sword Diagnostics, Series B, Preferred	12/26/06 – 11/9/10	432,473
Village Laundry Services, Inc.	7/22/09	500,000
Westly Capital Partners Fund II	12/27/11 – 12/8/15	743,433

See notes to Schedule of Investments

CALVERT LARGE CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

	SHARES	VALUE ($)
COMMON STOCKS - 99.6%

Air Freight & Logistics - 2.3%
United Parcel Service, Inc., Class B	24,539	2,361,388

Automobiles - 3.3%
Toyota Motor Corp. (ADR)	27,281	3,356,654

Banks - 4.7%
Wells Fargo & Co.	87,496	4,756,283

Biotechnology - 4.7%
Amgen, Inc.	15,882	2,578,125
Gilead Sciences, Inc.	20,987	2,123,675
		4,701,800

Communications Equipment - 4.0%
Cisco Systems, Inc.	147,992	4,018,723

Consumer Finance - 2.3%
Capital One Financial Corp.	31,773	2,293,375

Diversified Financial Services - 3.2%
Moody's Corp.	31,674	3,178,169

Diversified Telecommunication Services - 6.6%
BT Group plc (ADR)	63,104	2,184,029
Verizon Communications, Inc.	96,823	4,475,159
		6,659,188

Energy Equipment & Services - 2.8%
National Oilwell Varco, Inc.	84,765	2,838,780

Food & Staples Retailing - 3.8%
CVS Health Corp.	38,963	3,809,413

Health Care Equipment & Supplies - 2.4%
St. Jude Medical, Inc.	38,589	2,383,643

Health Care Providers & Services - 2.8%
McKesson Corp.	14,278	2,816,050

Industrial Conglomerates - 3.8%

See notes to Schedule of Investments

Danaher Corp.	40,970	3,805,294

Insurance - 12.1%
Allianz SE (ADR)	86,478	1,523,742
American Financial Group, Inc.	47,951	3,456,308
MetLife, Inc.	17,367	837,263
Prudential Financial, Inc.	39,106	3,183,619
Travelers Co.'s, Inc. (The)	28,075	3,168,545
		12,169,477

IT Services - 6.8%
DST Systems, Inc.	31,076	3,544,528
Western Union Co. (The)	181,090	3,243,322
		6,787,850

Machinery - 7.9%
Cummins, Inc.	29,638	2,608,440
Deere & Co.	25,039	1,909,725
Dover Corp.	55,054	3,375,361
		7,893,526

Media - 3.7%
Omnicom Group, Inc.	49,382	3,736,242

Multiline Retail - 3.3%
Target Corp.	46,004	3,340,350

Personal Products - 3.5%
Unilever NV, NY Shares	80,292	3,478,249

Pharmaceuticals - 9.4%
Johnson & Johnson	23,290	2,392,349
Merck & Co., Inc.	26,675	1,408,973
Pfizer, Inc.	65,556	2,116,148
Roche Holding AG (ADR)	102,894	3,546,756
		9,464,226

Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	59,404	6,252,865

Total Common Stocks (Cost $96,391,526)		100,101,545

See notes to Schedule of Investments

	PRINCIPAL AMOUNT ($)
TIME DEPOSIT - 0.7%
State Street Bank Time Deposit, 0.278%, 1/4/16	739,558	739,558

Total Time Deposit (Cost $739,558)		739,558

TOTAL INVESTMENTS (Cost $97,131,084) - 100.3%		100,841,103
Other assets and liabilities, net - (0.3)%		(282,280)
NET ASSETS - 100.0%		$100,558,823

Abbreviations:
ADR:	American Depositary Receipts
plc:	Public Limited Company

See notes to Schedule of Investments

CALVERT CONSERVATIVE
ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

MUTUAL FUNDS(a) - 99.2%	SHARES	VALUE($)
Calvert Fund:
Calvert High Yield Bond Fund, Class I	314,375	7,966,250
Calvert Ultra Short Income Fund, Class I	1,322,893	20,491,616
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	331,447	4,958,455
Calvert Small Cap Fund, Class I	353,104	7,574,078
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	850,235	12,532,469
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	957,569	17,245,813
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	272,796	5,393,186
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	488,693	9,055,480
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,966,741	46,607,509
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	162,104	5,501,824
Calvert Emerging Markets Equity Fund, Class I	214,442	2,461,797
Calvert International Equity Fund, Class I	380,596	6,374,985
Calvert International Opportunities Fund, Class I	251,498	3,558,691

Total Mutual Funds (Cost $152,591,001)		149,722,153

EXCHANGE-TRADED PRODUCTS - 0.3%
WisdomTree Europe Hedged Equity Fund	7,473	402,122

Total Exchange-Traded Products (Cost $460,510)		402,122
TOTAL INVESTMENTS (Cost $153,051,511) - 99.5%		150,124,275
Other assets and liabilities, net - 0.5%		810,017
NET ASSETS - 100.0%		$150,934,292

(a) Affiliated company.

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Mini MSCI EAFE Index	9	3/16	$764,190	$9,880
Short:
E-Mini S&P 500 Index	(51)	3/16	(5,190,270)	$48,005
Mini MSCI Emerging Markets Index	(38)	3/16	(1,496,250)	(7,304)
Russell 2000 Mini Index	(28)	3/16	(3,168,200)	(8,452)
Total Short				$32,249

See notes to Schedule of Investments

CALVERT MODERATE
ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

MUTUAL FUNDS(a) - 99.3%	SHARES	VALUE($)
Calvert Fund:
Calvert High Yield Bond Fund, Class I	286,998	7,272,524
Calvert Ultra Short Income Fund, Class I	188,644	2,922,092
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	305,793	4,574,660
Calvert Small Cap Fund, Class I	964,347	20,685,241
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	987,870	14,561,197
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	2,603,051	46,880,951
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	906,453	17,920,569
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,635,183	30,299,943
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	2,555,536	40,147,463
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund,Class I	349,149	11,850,118
Calvert Emerging Markets Equity Fund, Class I	696,737	7,998,542
Calvert International Equity Fund, Class I	1,166,770	19,543,392
Calvert International Opportunities Fund, Class I	875,109	12,382,799

Total Mutual Funds (Cost $239,953,552)		237,039,491

EXCHANGE-TRADED PRODUCTS - 0.5%
WisdomTree Europe Hedged Equity Fund	21,823	1,174,296

Total Exchange-Traded Products (Cost $1,344,803)		1,174,296
TOTAL INVESTMENTS (Cost $241,298,355) - 99.8%		238,213,787
Other assets and liabilities, net - 0.2%		429,565
NET ASSETS - 100.0%		$238,643,352

(a) Affiliated company.

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Mini MSCI EAFE Index	49	3/16	$4,160,590	$53,792
Short:
E-Mini S&P 500 Index	(31)	3/16	(3,154,870)	$67,511
Mini MSCI Emerging Markets Index	(64)	3/16	(2,520,000)	(12,301)
Russell 2000 Mini Index	(65)	3/16	(7,354,750)	(19,620)
Total Short				$35,590

See notes to Schedule of Investments

CALVERT AGGRESSIVE
ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2015 (Unaudited)

MUTUAL FUNDS(a) - 99.1%	SHARES	VALUE($)
Calvert Fund:
Calvert Ultra Short Income Fund, Class I	44,831	694,433
Calvert Impact Fund, Inc.:
Calvert Green Bond Fund, Class I	19,583	292,959
Calvert Small Cap Fund, Class I	529,534	11,358,507
Calvert Management Series:
Calvert Unconstrained Bond Fund, Class I	95,521	1,407,974
Calvert Responsible Index Series, Inc.:
Calvert U.S. Large Cap Core Responsible Index Fund, Class I	1,640,831	29,551,372
Calvert U.S. Large Cap Growth Responsible Index Fund, Class I	576,454	11,396,489
Calvert U.S. Large Cap Value Responsible Index Fund, Class I	1,065,529	19,744,258
Calvert Social Investment Fund:
Calvert Bond Portfolio, Class I	319,002	5,011,518
Calvert World Values Fund, Inc.:
Calvert Capital Accumulation Fund, Class I	200,703	6,811,854
Calvert Emerging Markets Equity Fund, Class I	427,337	4,905,834
Calvert International Equity Fund, Class I	797,307	13,354,894
Calvert International Opportunities Fund, Class I	725,172	10,261,181

Total Mutual Funds (Cost $116,918,073)		114,791,273

EXCHANGE-TRADED PRODUCTS - 0.8%
WisdomTree Europe Hedged Equity Fund	17,064	918,214

Total Exchange-Traded Products (Cost $1,051,538)		918,214
TOTAL INVESTMENTS (Cost $117,969,611) - 99.9%		115,709,487
Other assets and liabilities, net - 0.1%		86,738
NET ASSETS - 100.0%		$115,796,225

(a) Affiliated company.

See notes to Schedule of Investments

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
Mini MSCI EAFE Index	8	3/16	$679,280	$8,782
Short:
Mini MSCI Emerging Markets Index	(17)	3/16	(669,375)	$3,267)
Russell 2000 Mini Index	(23)	3/16	(2,602,450)	(6,942)
Total Short				$10,209)

See notes to Schedule of Investments

NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: Calvert Social Investment Fund (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with seven separate portfolios. Balanced, Equity, Large Cap Core, Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds are registered as diversified portfolios. Bond is registered as a non-diversified portfolio. Conservative Allocation, Moderate Allocation, and Aggressive Allocation Funds invest primarily in a combination of other Calvert equity and fixed income funds (the “Underlying Funds”). The operations of each series are accounted for separately. The Funds apply the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Portfolio’s investments by major category are as follows:
Debt securities, other than Venture capital debt securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, sovereign government bonds, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.
Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Valuation methodologies and policies of the Underlying Funds are included in their financial statements, which are available upon request.

Exchange-traded products are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement     price established each day by the board of trade or exchange on which they are traded and are     categorized as Level 1 in the hierarchy.

Common and preferred stocks, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are categorized as Level 2 in the hierarchy. Options are valued at their closing price on the exchange they are traded on. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.
Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, fair value may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or, with respect to Special Equities investments, by the Audit Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Portfolio may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2015, the following securities were fair valued in good faith under the direction of the Board:

	TOTAL FAIR VALUE INVESTMENTS	% OF NET ASSETS
Balanced	$12,678,133	1.9%
Bond	$4,119,662	0.5%
Equity	$3,601,710	1.6%

The following table summarizes the market value of the Portfolio's holdings as of December 31, 2015, based on the inputs used to value them: VALUATION INPUTS
BALANCED INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$390,312,685	$—	$—	$390,312,685
Common Stocks - Venture Capital	—	—	4,597,041	4,597,041
Preferred Stocks - Venture Capital	—	—	799,156	799,156
Venture Capital Limited Partnership Interest	—	—	1,180,934	1,180,934
Venture Capital Debt Obligations	—	—	1,101,000	1,101,000
Asset-Backed Securities	—	51,600,761	—	51,600,761
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	4,802,981	—	4,802,981
Commercial Mortgage-Backed Securities	—	14,473,114	—	14,473,114
Corporate Bonds	—	106,366,664	8,709	106,375,373
Floating Rate Loans	—	2,590,213	—	2,590,213
High Social Impact Investments	—	4,164,778	826,515	4,991,293
Municipal Obligations	—	4,650,401	—	4,650,401
Sovereign Government Bonds	—	926,001	—	926,001
U.S. Government Agencies and Instrumentalities	—	906,623	—	906,623
U.S. Treasury Obligations	—	31,847,367	—	31,847,367
Exchange-Traded Products	610,380	—	—	610,380
Time Deposit	—	30,707,883	—	30,707,883

TOTAL	$390,923,065	$253,036,786	$8,513,355^	$652,473,206
Futures Contracts***	$79,124	$—	$—	$79,124

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represents 1.3% of net assets.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

	VENTURE CAPITAL	TOTAL
Balance as of 9/30/15	$8,443,431	$8,443,431
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(756,325)	(756,325)
Purchases	899,000	899,000
Sales	(72,751)	(72,751)
Transfers in and/or out of Level 3[1]	—	—
Balance as of 12/31/15	$8,513,355	$8,513,355

[1] The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.
There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
BOND INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Asset-Backed Securities	$—	$204,758,232	$—	$204,758,232
Collateralized Mortgage-Backed Obligations (Privately Originated)	—	15,859,246	—	15,859,246
Commercial Mortgage-Backed Securities	—	55,386,822	—	55,386,822
Corporate Bonds	—	360,360,076	10,886	360,370,962
Floating Rate Loans	—	9,639,685	—	9,639,685
High Social Impact Investments	—	3,078,161	1,030,615	4,108,776
Municipal Obligations	—	24,337,793	—	24,337,793
Sovereign Government Bonds	—	3,416,794	—	3,416,794
U.S. Government Agencies and Instrumentalities	—	2,870,973	—	2,870,973
U.S. Treasury Obligations	—	91,136,531	—	91,136,531
Common Stocks**	447,425	—	—	447,425
Time Deposit	—	22,686,596	—	22,686,596

TOTAL	$447,425	$793,530,909	$1,041,501^	$795,019,835

Futures Contracts***	$78,304	$—	$—	$78,304

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. ^ Level 3 securities represents 0.1% of net assets.
*** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
EQUITY INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$2,072,734,589	$—	$—	$2,072,734,589
Common Stocks - Venture Capital	—	—	1,095,328	1,095,328
Preferred Stocks - Venture Capital	—	—	4,944,895	4,944,895
Warrants - Venture Capital	—	—	5,984	5,984
Venture Capital Limited Partnership Interest	—	—	11,950,313	11,950,313
Venture Capital Debt Obligations	—	—	2,979,386	2,979,386
High Social Impact Investments	—	10,801,484	2,824,320	13,625,804
Time Deposit	—	51,867,277	—	51,867,277

TOTAL	$2,072,734,589	$62,668,761	$23,800,226^	$2,159,203,576

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments. Venture Capital is not included in this category.
^ Level 3 securities represents 1.1% of net assets.
The following is a reconciliation of Level 3 assets for which significant unobservable input were used to determine fair value:

	VENTURE CAPITAL	TOTAL
Balance as of 9/30/15	$21,573,655	$21,573,655
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(650,794)	(650,794)
Purchases	4,811,161	4,811,161
Sales	(1,933,796)	(1,933,796)
Transfers in and/or out of Level 3[1]	—	—
Balance as of 12/31/15	$23,800,226	$23,800,226

[1] The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the end of the reporting period.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
LARGE CAP CORE INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Common Stocks**	$100,101,545	$—	$—	$100,101,545
Time Deposit	—	739,558	—	739,558

TOTAL	$100,101,545	$739,558	$—	$100,841,103

* For a complete listing of investments, please refer to the Schedule of Investments.
** For further breakdown of equity securities by industry, please refer to the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
CONSERVATIVE ALLOCATION INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$149,722,153	$—	$—	$149,722,153
Exchange-Traded Products	402,122	—	—	402,122

TOTAL	$150,124,275	$—	$—	$150,124,275

Futures Contracts**	$42,129	$—	$—	$42,129

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
MODERATE ALLOCATION INVESTMENTS IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$237,039,491	$—	$—	$237,039,491
Exchange-Traded Products	1,174,296	—	—	1,174,296

TOTAL	$238,213,787	$—	$—	$238,213,787

Futures Contracts**	$89,382	$—	$—	$89,382

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.
There were no transfers between levels during the quarter ended December 31, 2015.

VALUATION INPUTS
AGGRESSIVE ALLOCATION INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Mutual Funds	$114,791,273	$—	$—	$114,791,273
Exchange-Traded Products	918,214	—	—	918,214

TOTAL	$115,709,487	$—	$—	$115,709,487

Futures Contracts**	($1,427)	$—	$—	($1,427)

* For a complete listing of investments, please refer to the Schedule of Investments.
** The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Schedule of Investments.

There were no transfers between levels during the quarter ended December 31, 2015.
Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Portfolio’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Portfolio purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.
Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge, as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio, or to provide market exposure to the Portfolio’s uncommitted cash balances. The Fund may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations and market index futures contracts. The Fund is subject to interest rate risk and market risk in the normal course of pursuing its investment objectives and may use futures contracts to hedge against changes in the value of interest rates and the value of securities. The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

During the period, Balanced and Bond used U.S. Treasury Notes futures contracts to hedge against interest rate changes and to manage overall duration of the portfolios. Balanced also used futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing of the Portfolio and implement tactical asset allocation decisions. Conservative Allocation, Moderate Allocation, and Aggressive Allocation used market index futures contracts as a substitute for direct investment in a particular asset class to facilitate rebalancing and implement tactical asset allocations. The Funds’ futures contracts at period end are presented in the Schedule of Investments.

During the period, Balanced invested in 2 year, 10 year, and Ultra U.S. Treasury Notes and Bonds futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	69
Futures Contracts short	(186)
* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Bond invested in10 year U.S. Treasury Notes futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	154
Futures Contracts short	(305)
* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Conservative Allocation invested in Mini MSCI EAFE Index, Mini MSCI Emerging Markets Index, Russell 2000 Mini Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	9
Futures Contracts short	(95)
* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Moderate Allocation invested in Mini MSCI EAFE Index, Mini MSCI Emerging Markets Index, Russell 2000 Mini Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	56
Futures Contracts short	(122)

* Averages are based on activity levels during the period ended December 31, 2015.

During the period, Aggressive Allocation invested in Mini MSCI EAFE Index, Mini MSCI Emerging Markets Index, Russell 2000 Mini Index, and E-Mini S&P 500 Index futures. The volume of outstanding contracts has varied throughout the period with an average number of contracts as in the following table:

Derivative Description	Average Number of Contracts*
Futures Contracts long	18
Futures Contracts short	(32)
* Averages are based on activity levels during the period ended December 31, 2015.

Options: The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund's portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. Unrealized gain (loss) is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

Options written by the Fund do not typically give rise to counterparty credit risk since options written obligate the Fund and not the counterparty to perform. Exchange traded purchased options have minimal counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedule of Investments.

Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2015.

BALANCED
Unrealized appreciation	$29,126,457
Unrealized (depreciation)	(26,543,025)
Net unrealized appreciation (depreciation)	$2,583,432
Federal income tax cost of investments	$649,889,774
BOND
Unrealized appreciation	$6,389,414
Unrealized (depreciation)	(12,157,432)
Net unrealized appreciation (depreciation)	($5,768,018)
Federal income tax cost of investments	$800,787,853

EQUITY
Unrealized appreciation	$620,287,393
Unrealized (depreciation)	(43,328,370)
Net unrealized appreciation (depreciation)	$576,959,023
Federal income tax cost of investments	$1,582,244,553

LARGE CAP CORE
Unrealized appreciation	$8,655,972
Unrealized (depreciation)	(4,949,886)
Net unrealized appreciation (depreciation)	$3,706,086
Federal income tax cost of investments	$97,135,017

CONSERVATIVE ALLOCATION
Unrealized appreciation	$280,236
Unrealized (depreciation)	(3,675,900)
Net unrealized appreciation (depreciation)	($3,395,664)
Federal income tax cost of investments	$153,519,939

MODERATE ALLOCATION
Unrealized appreciation	$2,258,644
Unrealized (depreciation)	(9,738,532)
Net unrealized appreciation (depreciation)	($7,479,888)
Federal income tax cost of investments	$245,693,675

AGGRESSIVE ALLOCATION
Unrealized appreciation	$972,966
Unrealized (depreciation)	(6,903,608)
Net unrealized appreciation (depreciation)	($5,930,642)
Federal income tax cost of investments	$121,640,129

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
Filed herewith.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SOCIAL INVESTMENT FUND
By:    /s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur
    John H. Streur
    President – Principal Executive Officer
Date:    February 26, 2016

/s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    February 26, 2016